SUBSEQUENT EVENTS (Details Narrative) - Common Class A [Member] - shares		3 Months Ended		12 Months Ended
	May 01, 2023	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022	Nov. 30, 2021
Subsequent Event [Line Items]
Number of shares issued		473,750		473,750	0
Number of shares outstanding		473,750		473,750	0
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares rendered for redemption			8,625,000	8,625,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares rendered for redemption	6,648,964
Number of shares issued	2,449,786
Number of shares outstanding	2,449,786